JPMorgan SmartRetirement® 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 91.9%
Alternative Assets — 2.8%
JPMorgan Realty Income Fund Class R6 Shares (a)	884	14,633

Fixed Income — 6.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	610	6,796
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	2,571	20,361
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	565	3,872
JPMorgan High Yield Fund Class R6 Shares (a)	464	3,205

Total Fixed Income		34,234

International Equity — 31.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	193	6,166
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,634	28,670
JPMorgan International Equity Fund Class R6 Shares (a)	1,952	36,176
JPMorgan International Focus Fund Class R6 Shares (a)	1,443	35,658
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	2,949	56,472

Total International Equity		163,142

U.S. Equity — 50.8%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	1,981	63,170
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	90	5,581
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	125	2,779
JPMorgan Small Cap Value Fund Class R6 Shares (a)	94	2,779
JPMorgan U.S. Equity Fund Class R6 Shares (a)	2,925	61,833
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	1,772	61,935
JPMorgan Value Advantage Fund Class R6 Shares (a)	1,561	63,549

Total U.S. Equity		261,626

TOTAL INVESTMENT COMPANIES (Cost $432,597)		473,635

EXCHANGE-TRADED FUNDS — 6.2%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	52	5,539

Fixed Income — 0.6%
JPMorgan High Yield Research Enhanced ETF (a)	64	3,153

International Equity — 1.7%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	219	9,014

U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	168	14,331

TOTAL EXCHANGE-TRADED FUNDS (Cost $31,956)		32,037

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 0.13%, 1/31/2023 (b) (Cost $2,360)	2,368	2,340

	Shares (000)
SHORT-TERM INVESTMENTS — 4.0%
INVESTMENT COMPANIES — 4.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c) (Cost $20,865)	20,865	20,865

Total Investments — 102.6% (Cost $487,778)		528,877
Liabilities in Excess of Other Assets — (2.6)%		(13,310)

Net Assets — 100.0%		515,567

Percentages indicated are based on net assets

JPMorgan SmartRetirement® 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	54	06/2022	USD	2,250	69
MSCI EAFE E-Mini Index	50	06/2022	USD	5,361	195
S&P 500 E-Mini Index	40	06/2022	USD	9,063	717

					981

Short Contracts
MSCI Emerging Markets E-Mini Index	(144)	06/2022	USD	(8,101)	(482)

					499

Abbreviations

EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$32,037	$—	$—	$32,037
Investment Companies	473,635	—	—	473,635
U.S. Treasury Obligations	—	2,340	—	2,340
Short-Term Investments
Investment Companies	20,865	—	—	20,865

Total Investments in Securities	$526,537	$2,340	$—	$528,877

Appreciation in Other Financial Instruments
Futures Contracts	$981	$—	$—	$981
Depreciation in Other Financial Instruments
Futures Contracts	$(482)	$—	$—	$(482)

Total Net Appreciation/Depreciation in Other Financial Instruments	$499	$—	$—	$499

JPMorgan SmartRetirement® 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$9,186	$—	$—	$(172)	$9,014	219	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	5,842	5,477	6,392	711	(99)	5,539	52	94	—	(b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	10,432	14,118	9,803	2,232	(2,648)	14,331	168	88	—
JPMorgan Core Bond Fund Class R6 Shares (a)	6,319	1,437	395	(39)	(526)	6,796	610	109	56
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	14,037	7,481	—	—	(1,157)	20,361	2,571	273	97
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,091	2,130	—	—	(349)	3,872	565	78	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	—	6,295	—	—	(129)	6,166	193	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	40,683	14,749	16,654	(2,219)	(7,889)	28,670	1,634	1,187	1,134
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,087	81	1,831	(345)	8	—	—	81	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	35,935	37,740	3,368	933	(8,070)	63,170	1,981	—	6,640
JPMorgan High Yield Fund Class R6 Shares (a)	7,847	3,583	7,588	(132)	(505)	3,205	464	383	—
JPMorgan High Yield Research Enhanced ETF (a)	3,702	3,133	3,573	20	(129)	3,153	64	47	—
JPMorgan Income Fund Class R6 Shares (a)	3,313	85	3,234	(146)	(18)	—	—	92	—
JPMorgan International Equity Fund Class R6 Shares (a)	24,808	17,360	2,039	7	(3,960)	36,176	1,952	600	1,195
JPMorgan International Focus Fund Class R6 Shares (a)	52,253	6,338	17,218	(889)	(4,826)	35,658	1,443	1,014	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	36,568	25,564	2,315	58	(3,403)	56,472	2,949	1,622	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	13,576	17	13,380	(720)	507	—	—	17	—
JPMorgan Realty Income Fund Class R6 Shares (a)	18,693	2,222	7,090	640	168	14,633	884	144	1,357
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	5,213	2,280	820	(158)	(934)	5,581	90	19	843
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	2,170	1,466	—	—	(857)	2,779	125	—	302
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,681	669	189	(5)	(377)	2,779	94	14	378
JPMorgan U.S. Equity Fund Class R6 Shares (a)	49,128	19,539	5,717	110	(1,227)	61,833	2,925	299	4,763
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c)	6,147	139,927	125,209	—	—	20,865	20,865	4	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	35,559	31,062	1,966	157	(2,877)	61,935	1,772	381	5,612
JPMorgan Value Advantage Fund Class R6 Shares (a)	66,794	16,690	17,496	686	(3,125)	63,549	1,561	689	6,405

Total	$445,878	$368,629	$246,277	$901	$(42,594)	$526,537		$7,235	$28,782

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.